Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Minimum Future Rental Payments under Operating Leases

Minimum future rental payments under operating leases for the years ending December 31 are as follows:

2019	$1,037
2020	1,457
2021	1,323
2022	810
2023	810
Thereafter	5,358
Total minimum future payments	$10,795